Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Intangible Assets Abstract
Insurance license	$ 63	$ 63	$ 63
Longevity report		348	75
Underwriting API	839	978	53
Intangible assets	$ 2,071	$ 1,389	$ 191